Long-term debt (Tables)	12 Months Ended
Mar. 31, 2011
Long-Term Obligations

Long-term debt with original maturities of more than one year at March 31, 2010 and 2011 is comprised of the following:

	2010	2011
	(in millions of yen)
Obligations under capital leases	19,782	23,794
Loan participation borrowings	186,200	69,937
Senior borrowings and bonds	3,517,969	4,550,298
Subordinated borrowings and bonds	4,758,483	4,309,467

Total	8,482,434	8,953,496

Schedule of Long-term Debt Instruments

The following table presents interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2010	2011
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0-10	Apr. 2011-Jul. 2040	2,486,198	3,007,615
fixed rate denominated in U.S. dollars	0-7.49	Oct. 2011-Sep. 2038	4,810	5,288
fixed rate denominated in other currencies	6.16-7.37	Jun. 2011-Jan. 2012	24,842	11,243
floating rate denominated in Japanese yen	0-14.8	Apr. 2011-Sep. 2041	814,498	1,231,317
floating rate denominated in U.S. dollars	0-10	Apr. 2011-Jul. 2047	187,577	294,202
floating rate denominated in other currencies	0-2.2	Nov. 2012-May 2015	44	633

Total			3,517,969	4,550,298

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	1.1-4.74	Apr. 2011-Perpetual	3,627,819	3,536,156
fixed rate denominated in U.S. dollars	5.89-14.91	Apr. 2014-Perpetual	484,902	246,290
fixed rate denominated in Euro	4.98	Perpetual	63,324	59,588
floating rate denominated in Japanese yen	0.49-3.99	Apr. 2011-Perpetual	505,004	406,318
floating rate denominated in U.S. dollars	0.69-1.16	May 2016-Jan. 2018	69,315	61,115
floating rate denominated in Euro			8,119	—

Total			4,758,483	4,309,467

Total			8,276,452	8,859,765

Notes:

(1)	The interest rates shown are the range of contractual rates in effect at March 31, 2011.
(2)	Maturity information shown is the range of maturities at March 31, 2011.
(3)	None of the long-term debt issues listed above is convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

Schedule of Maturities of Long-term Debt

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2011:

(in millions of yen)
Fiscal years ending March 31:
2012	961,550
2013	872,224
2014	749,520
2015	1,090,918
2016	1,092,532
2017 and thereafter	4,186,752

Total	8,953,496